UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Wealth Management, LLC
Address: 520 Madison Avenue, 26th Floor
         New York, New York 10022


Form 13F File Number: 28-13688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Moran
Title: General Counsel
Phone: 212-396-5910

Signature, Place, and Date of Signing:

/s/Kevin Moran        New York, New York           02/08/2013
--------------------  ---------------------------  ----------
Name                  Place                        Date

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
-------------------    ----------------------------------
028-12765              Tiedemann Trust Company
028-10562              AllianceBernstein, L.P.


PAGE>
                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   1

     Form 13F Information Table Entry Total:             34

     Form 13F Information Table Value Total:   $      47983
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
Access Midstream Partners LP            UNIT          00434L109     1051   31439   SH      Defined         1    31439
Alliance Resource Partners LP           UT LTD PART   01877R108     1669   28750   SH      Defined         1    28750
Buckeye Partners LP                     UNIT LTD PTN  118230101      275    6118   SH      Defined         1     6118
EGShares Emerging Markets Consumer      EGS EMKCN ETF 268461779     1367   56935   SH      Defined         1    56935
El Paso Pipeline Partners L P           COM UNIT LPI  283702108     1838   49845   SH      Defined         1    49845
Enbridge Energy Management LLC          SHS UNITS LLI 29250X103      949   32840   SH      Defined         1    32840
Enbridge Energy Partners, L.P.          COM           29250R106      287   10318   SH      Defined         1    10318
Energy Transfer Equity L P Common Unit  COM UT LTD P  29273V100     1568   34618   SH      Defined         1    34618
Energy Transfer Partners LP             UNIT LTD PTN  29273R109     1282   29874   SH      Defined         1    29874
Enterprise Products Partners LP         COM           293792107      401    8135   SH      Defined         1     8135
Ev Energy Partners, LP                  COM UNITS     26926V107      130    2305   SH      Defined         1     2305
First TR Energy Income & Grw            COM           33738G104     2776   91118   SH      Defined         1    91118
ISHARES Trust                           S&P500 GRW    464287309     4292   57617   SH      Defined         1    57617
JPMorgan Alerian MLP ETN                ALRIAN ML ETN 46625H365      883   23508   SH      Defined         1    23508
Kayne Anderson MLP Investment Co.       COM           486606106     1066   36163   SH      Defined         1    36163
Kinder Morgan Energy Partners           UT LTD PARTNR 494550106     2022   25413   SH      Defined         1    25413
Kinder Morgan Inc.                      COM           49456B101     1342   37990   SH      Defined         1    37990
Kinder Morgan Mgmt LLC                  SHS           49455U100     1627   21560   SH      Defined         1    21560
Magellan Midstream Partners LP          COM UNIT LP   559080106      388    9140   SH      Defined         1     9140
Market Vectors ETF TR                   AGRIBUS ETF   57060U605      588   11147   SH      Defined         1    11147
Nustar Energy L.P.                      UNIT COM      67058H102     1750   41253   SH      Defined         1    41253
Oneok Partners LP                       UNIT LTD PTN  68268N103     1468   27235   SH      Defined         1    27235
Pioneer Southwest Energy LP             UNIT LP INT   72388B106      149    6730   SH      Defined         1     6730
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105     2306   51124   SH      Defined         1    51124
Select Sector SPDR TR                   SBI CONS STPL 81369Y308     5451  157567   SH      Defined         1   157567
SPDR Gold Trust                         GOLD SHS      78463V107     4651   28846   SH      Defined         1    28846
Spectra Energy Partners LP              COM           84756N109     1536   49198   SH      Defined         1    49198
Targa Resources Partners LP             COM UNIT      87611X105      185    5065   SH      Defined         1     5065
TC Pipelines LP                         UT COM LTD PT 87233Q108      955   23650   SH      Defined         1    23650
Teekay LNG Partners LP                  PRTNRSP UNITS Y8564M105     1447   38370   SH      Defined         1    38370
Vanguard Natural Resources LLC          COM UNIT      92205F106      139    5360   SH      Defined         1     5360
Western Gas Partners L.P.               COM UNT LP IN 958254104      256    5585   SH      Defined         1     5585
Williams Cos Inc                        COM           969457100     1762   53950   SH      Defined         1    53950
Williams Partners Common Unit LP        COM UNT LP    96950F104      127    2685   SH      Defined         1     2685